Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants

Note 9 — Warrants

Prior to the Reverse Merger, the Company had issued warrants as compensation for consulting services. The warrants expire between June 2019 and October 2019. The following table summarizes all stock warrant activity of the Company for the six months ended June 30, 2018:

		Weighted
		Avg.
		Exercise
Warrants:	Shares	Price
Balance at December 31, 2017	166,665	$5.88
Issued	—	—
Exercised	—	—
Expired	—	—
Balance at June 30, 2018	166,665	$5.88

Note 9 — Stock Based Compensation

Warrants

Prior to the Reverse Merger, the Company had issued warrants as compensation for consulting services. The warrants expire between June 2019 and October 2019. A summary of the warrants issued, exercised and expired is as follows:

Weighted
Avg.
Exercise
Warrants:	Shares	Price
Balance at Inception (October 17, 2016)	166,665	$5.88
Issued	—	—
Exercised	—	—
Expired	—	—
Balance at December 31, 2016	166,665	$5.88
Issued	—	—
Exercised	—	—
Expired	—	—
Balance at December 31, 2017	166,665	$5.88